Long-Term Investments - Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments [Abstract]
Long-term investment at the beginning of the year	¥ 264,151	¥ 344,362	¥ 28,166
Addition	16,700		266,153
Disposal	(67,475)	(23,310)	(2,796)
Unrealized upward adjustments		19,059	51,891
Impairment		(69,156)
Foreign currency translation adjustments	(676)	(6,804)	948
Long-term investment at the end of the year	¥ 212,700	¥ 264,151	¥ 344,362